Accounts Receivable, Net (Tables)	6 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Accounts receivable from third-party customers	$3,313,206	$1,940,822
Less: allowance for doubtful accounts	(10,047)	(23,982)
Total accounts receivable from third-party customers, net	3,303,159	1,916,840
Add: accounts receivable - related parties	497,974	559,465
Total accounts receivable, net	$3,801,133	$2,476,305

Schedule of Allowance for Doubtful Accounts

Allowance for doubtful accounts movement is as follows:

	As of December 31,	As of June 30,
	2020	2020
	(Unaudited)
Beginning balance	$23,982	$128,106
Additions	-	755,472
Recovery	(15,358)	-
Write-off	-	(856,383)
Foreign currency translation adjustments	1,423	(3,213)
Ending balance	$10,047	$23,982